Schedule of Restricted Stock Compensation Expense and Grant Date Fair Value (Detail) - Predecessor - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Jul. 31, 2017	Mar. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense	$ 1,644	$ 745
Cash-based Performance Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense	$ (1,975)	$ 761